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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    August 15, 2011
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:   $197,417
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

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
                                                              SHARE /
                              TITLE              MARKET VALUE  PRN    SHARE / PUT /   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     CUSIP   (USD)(X1000) AMOUNT    PRN   CALL    DISCRETION   MANAGERS  SOLE    SHARED  NONE
------------------------  ------------ --------- ------------ ------- ------- ----- -------------- -------- ------- -------- ----
ACCRETIVE HEALTH INC      COM          00438V103     3,217.00 111,725 SH            Shared-Defined        1 111,725
APPLE INC                 COM          037833100     3,558.00  10,600 SH            Shared-Defined        1  10,600
CB RICHARD ELLIS
 GROUP INC                CL A         12497T101     4,708.00 187,500 SH            Shared-Defined        1 187,500
CROWN CASTLE INTL CORP    COM          228227104    12,649.00 310,100 SH            Shared-Defined        1 310,100
CTRIP COM INTL LTD        AMERICAN
                          DEP SHS      22943F100     4,799.00 111,400 SH            Shared-Defined        1 111,400
DAVITA INC                COM          23918K108    15,815.00 182,600 SH            Shared-Defined        1 182,600
EAST WEST BANCORP INC     COM          27579R104     7,542.00 373,200 SH            Shared-Defined        1 373,200
FIRST CASH FINL SVCS INC  COM          31942D107     6,931.00 165,055 SH            Shared-Defined        1 165,055
FIRST SOLAR INC           COM          336433107     1,733.00  13,100 SH      PUT   Shared-Defined        1  13,100
GOLAR LNG LTD BERMUDA     SHS          G9456A100    21,091.00 604,500 SH            Shared-Defined        1 604,500
GOLAR LNG PARTNERS LP     COM UNIT LPI Y2745C102     4,095.00 143,700 SH            Shared-Defined        1 143,700
IMAX CORP                 COM          45245E109    10,128.00 312,300 SH            Shared-Defined        1 312,300
LAMAR ADVERTISING CO      CL A         512815101    13,016.00 475,569 SH            Shared-Defined        1 475,569
LIBERTY GLOBAL INC        COM SER A    530555101    12,030.00 267,100 SH            Shared-Defined        1 267,100
LIBERTY GLOBAL INC        COM SER C    530555309     5,824.00 136,400 SH            Shared-Defined        1 136,400
MASTERCARD INC            CL A         57636Q104     9,492.00  31,500 SH            Shared-Defined        1  31,500
NETFLIX INC               COM          64110L106    12,136.00  46,200 SH            Shared-Defined        1  46,200
POLO RALPH LAUREN CORP    CL A         731572103     5,901.00  44,500 SH            Shared-Defined        1  44,500
SBA COMMUNICATIONS CORP   COM          78388J106    13,787.00 361,000 SH            Shared-Defined        1 361,000
SENSATA TECHNOLOGIES
 HLDG BV                  SHS          N7902X106    14,070.00 373,700 SH            Shared-Defined        1 373,700
SOTHEBYS                  COM          835898107     4,128.00  94,897 SH            Shared-Defined        1  94,897
TRANSDIGM GROUP INC       COM          893641100     4,759.00  52,184 SH            Shared-Defined        1  52,184
TRINA SOLAR LIMITED       SPON ADR     89628E104     1,401.00  62,500 SH      PUT   Shared-Defined        1  62,500
UNIVERSAL DISPLAY CORP    COM          91347P105     4,607.00 131,300 SH            Shared-Defined        1 131,300